                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                                     GROWTH FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS

                                                           SHARES        VALUE
                                                         ----------   ----------
COMMON STOCK -- 92.0%
ARGENTINA -- 1.8%
   MercadoLibre * ....................................        1,205   $   72,903
                                                                      ----------
AUSTRALIA -- 1.8%
   CSL ...............................................        2,350       70,433
                                                                      ----------
BRAZIL -- 7.3%
   BM&FBOVESPA .......................................       21,300      157,330
   Cielo .............................................        5,775       52,270
   Hypermarcas * .....................................        6,000       78,136
                                                                      ----------
                                                                         287,736
                                                                      ----------
CHINA -- 5.7%
   Mindray Medical International ADR .................        2,525       78,123
   New Oriental Education & Technology Group ADR * ...        1,025      100,245
   Tingyi Cayman Islands Holding .....................       17,600       44,640
                                                                      ----------
                                                                         223,008
                                                                      ----------
HONG KONG -- 4.6%
   Hong Kong Exchanges and Clearing ..................        1,825       30,005
   Li & Fung .........................................       33,475      153,431
                                                                      ----------
                                                                         183,436
                                                                      ----------
MEXICO -- 2.4%
   Wal-Mart de Mexico ................................       39,575       93,244
                                                                      ----------
NETHERLANDS -- 2.5%
   ASML Holding, Cl G ................................        3,075       98,984
                                                                      ----------
PORTUGAL -- 1.3%
   Jeronimo Martins SGPS .............................        4,625       50,531
                                                                      ----------
SOUTH AFRICA -- 5.1%
   Naspers, Cl N .....................................        4,700      200,709
                                                                      ----------
SWITZERLAND -- 7.8%
   ABB ADR ...........................................        3,050       61,549
   Kuehne & Nagel International ......................        1,100      117,974
   SGS ...............................................           63       88,496
   Synthes ...........................................          335       38,534
                                                                      ----------
                                                                         306,553
                                                                      ----------
TAIWAN -- 1.1%
   Taiwan Semiconductor ADR ..........................        4,475       45,198
                                                                      ----------
UNITED KINGDOM -- 2.2%
   ARM Holdings ......................................       10,825       55,732
   Reckitt Benckiser Group ...........................          675       33,090
                                                                      ----------
                                                                          88,822
                                                                      ----------


THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                                     GROWTH FUND
                                                       JULY 31, 2010 (UNAUDITED)

                                                      SHARES/NUMBER
                                                       OF WARRANTS       VALUE
                                                      -------------   ----------
COMMON STOCK -- CONTINUED
UNITED STATES -- 48.4%
   Allergan .......................................           1,275   $   77,852
   Amazon.com * ...................................           1,210      142,647
   Apple * ........................................             435      111,904
   Broadcom, Cl A .................................           2,375       85,571
   Charles Schwab .................................           3,925       58,051
   FMC Technologies * .............................           2,275      143,962
   Genzyme * ......................................           1,400       97,384
   Google, Cl A * .................................             193       93,576
   IntercontinentalExchange * .....................             815       86,080
   Intuitive Surgical * ...........................             425      139,557
   Las Vegas Sands * ..............................           3,800      102,068
   National Oilwell Varco .........................           3,375      132,165
   QUALCOMM .......................................           5,050      192,304
   Salesforce.com * ...............................           1,950      192,952
   Schlumberger ...................................           1,665       99,334
   Visa, Cl A .....................................           2,100      154,035
                                                                      ----------
                                                                       1,909,442
                                                                      ----------
TOTAL COMMON STOCK (Cost $3,545,719) ..............                    3,630,999
                                                                      ----------
WARRANTS -- 4.5%
INDIA -- 4.5%
   ITC Ltd., expires 01/30/12* ....................           3,900       25,818
   ITC Ltd., expires 09/29/14* ....................           9,550       63,221
   Larsen and Toubro, expires 09/24/13* ...........           1,500       57,705
   Larsen and Toubro, expires 11/04/14* ...........             825       31,738
                                                                      ----------
TOTAL WARRANTS (Cost $164,144) ....................                      178,482
                                                                      ----------
   TOTAL INVESTMENTS -- 96.5%
      (Cost $3,709,863)+ ..........................                   $3,809,481
                                                                      ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $3,946,385.

*    NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

LTD. -- LIMITED

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $3,709,863, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $208,182 AND $(108,564), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                             SANDS CAPITAL GLOBAL
                                                                     GROWTH FUND
                                                       JULY 31, 2010 (UNAUDITED)

     THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2010 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT FAIR
     VALUE:


                                    Level 1     Level 2   Level 3      Total
                                  ----------   --------   -------   ----------
Investments in Securities
Common Stock
   Argentina ..................   $   72,903   $     --     $--     $   72,903
   Australia ..................       70,433         --      --         70,433
   Brazil .....................      287,736         --      --        287,736
   China ......................      223,008         --      --        223,008
   Hong Kong ..................      183,436         --      --        183,436
   Mexico .....................       93,244         --      --         93,244
   Netherlands ................       98,984         --      --         98,984
   Portugal ...................       50,531         --      --         50,531
   South Africa ...............      200,709         --      --        200,709
   Switzerland ................      306,553         --      --        306,553
   Taiwan .....................       45,198         --      --         45,198
   United Kingdom .............       88,822         --      --         88,822
   United States ..............    1,909,442         --      --      1,909,442
                                  ----------   --------     ---     ----------
Total Common Stock ............    3,630,999         --      --      3,630,999
Warrants
   India ......................           --    178,482      --        178,482
                                  ----------   --------     ---     ----------
Total Warrants ................           --    178,482      --        178,482
                                  ----------   --------     ---     ----------
Total Investments in
   Securities .................   $3,630,999   $178,482     $--     $3,809,481
                                  ==========   ========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SAN-QH-001-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010